Segment Information (Tables)	12 Months Ended
Aug. 31, 2022
Segment Information (Tables) [Line Items]
Schedule of revenue and operating results by segments
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	835,927	540,387	100,033	1,476,347
Costs of revenue	(588,840)	(338,363)	(132,334)	(1,059,537)
Segment profit	247,087	202,024	(32,301)	416,810
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment profit	(11,264)	243,092	(10,311)	221,517
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	636,615	424,577	1,713,965
Costs of revenue	(574,744)	(373,753)	(288,809)	(1,237,306)
Segment profit	78,029	262,862	135,768	476,659

Schedule of long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets
	For the year ended August 31,
	2020	2021	2022
Revenues from sales originated:
China **	638,435	911,562	1,099,735
Canada	16,914	9,265	7,013
US	188,111	61,641	89,309
UK	632,887	419,312	517,908
Total	1,476,347	1,401,780	1,713,965

** Includes mainland China and Hong Kong.

Long-Lived Assets [Member]
Segment Information (Tables) [Line Items]
Schedule of long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets
	As of August 31,
	2021	2022
China **	426,131	250,623
Canada	10,411	-
US	398,708	320,437
UK***	1,377,665	1,276,050
Total	2,212,915	1,847,110

** Includes mainland China and Hong Kong.

***: It has been restated for the adjustments disclosed in Note 2(d).